TFA - Key economic assumptions at time of transfer (Details 3) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 281		SFr 463
Weighted-average life, in years	4 years 1 month 6 days	5 years 8 months 12 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	2.50%	3.60%
Expected credit losses (rate per annum), in % (as a percent)	1.30%	1.80%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	8.30%	9.80%
Expected credit losses (rate per annum), in % (as a percent)	5.80%	1.80%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 264		463
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	17		0
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 885		2,626
Weighted-average life, in years	4 years 8 months 12 days	7 years 7 months 6 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	2.00%	5.50%
Cash flow discount rate (rate per annum), in % (as a percent)	2.30%	3.00%
Expected credit losses (rate per annum), in % (as a percent)	1.70%	2.80%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	37.30%	13.50%
Cash flow discount rate (rate per annum), in % (as a percent)	11.60%	13.20%
Expected credit losses (rate per annum), in % (as a percent)	3.40%	5.50%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 826		2,542
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 59		84
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
Bank | CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 281		463
Weighted-average life, in years	4 years 1 month 6 days	5 years 8 months 12 days
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	2.50%	3.60%
Expected credit losses (rate per annum), in % (as a percent)	1.30%	1.80%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	8.30%	9.80%
Expected credit losses (rate per annum), in % (as a percent)	5.80%	1.80%
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 264		463
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	17		0
Bank | RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 885		2,626
Weighted-average life, in years	4 years 8 months 12 days	7 years 7 months 6 days
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	2.00%	5.50%
Cash flow discount rate (rate per annum), in % (as a percent)	2.30%	3.00%
Expected credit losses (rate per annum), in % (as a percent)	1.70%	2.80%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	37.30%	13.50%
Cash flow discount rate (rate per annum), in % (as a percent)	11.60%	13.20%
Expected credit losses (rate per annum), in % (as a percent)	3.40%	5.50%
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 826		2,542
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 59		SFr 84